Taxes and Similar Charges Payable Other Than Income Tax - Schedule of Taxes and Similar Charges Payable Other Than Income Tax (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current payables on social security and taxes other than income tax [abstract]
VAT payable	₽ 7,252	₽ 4,705
Payroll taxes	1,948	4,180
Property tax	207	614
Mineral extraction tax	170	280
Land tax	123	323
Land lease	87	591
Other	179	276
Total	₽ 9,966	₽ 10,969